Additional Information - Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Condensed Balance Sheets

Financial information of Changyou.com Limited

Condensed Balance Sheets

(In thousands, except par value)

	As of December 31,
	2012	2013
	US$	US$
Assets
Current assets:
Cash and cash equivalents	10,674	17,579
Prepaid and other current assets	19	20

Total current assets	10,693	17,599
Interests in subsidiaries and variable interest entities	809,956	1,232,687

Total assets	820,649	1,250,286

Liabilities and shareholders’ equity
Short-term bank loans	113,000	353,331
Accrued liabilities	411	617

Total current liabilities	113,411	353,948
Long-term bank loans	99,353	—

Total liabilities	212,764	353,948

Shareholders’ equity
Class A ordinary shares par value $0.01, 200,000 authorized; 21,494 and 23,184 issued and outstanding as of December 31, 2012 and 2013, respectively	215	244
Class B ordinary shares par value $0.01, 97,740 authorized; 84,290 and 82,490 issued and outstanding as of December 31, 2012 and 2013, respectively	843	825
Additional paid-in capital	88,626	92,066
Treasury shares ( nil and 1,181 shares, respectively as of December 31, 2012 and 2013)	—	(17,240)
Statutory reserves	9,351	9,367
Retained earnings	470,717	739,343
Accumulated other comprehensive income	38,133	71,733

Total shareholders’ equity	607,885	896,338

Total liabilities and shareholders’ equity	820,649	1,250,286

Condensed Statements of Comprehensive Income

Financial information of Changyou.com Limited

Condensed Statements of Comprehensive Income

(In thousands)

	For the year ended December 31,
	2011	2012	2013
	US$	US$	US$
Operating expenses:
General and administrative	1,969	3,195	3,552

Total operating expenses	1,969	3,195	3,552

Operating loss	(1,969)	(3,195)	(3,552)
Share of profit of subsidiaries and variable interest entities	247,399	287,251	283,436
Interest income (expense), net	26	(1,656)	(11,242)

Income before income tax expense	245,456	282,400	268,642

Net income	245,456	282,400	268,642
Other comprehensive income: Foreign currency translation adjustment	21,867	3,385	33,600

Comprehensive income	267,323	285,785	302,242

Condensed Statement of Cash Flows

Condensed Statement of Cash Flows

(In thousands)

	For the year ended December 31,
	2011	2012	2013
	US$	US$	US$
Net cash used in operating activities	(1,937)	(4,893)	(14,668)
Cash flows from investing activities:
Shareholder loans to subsidiaries	(13,014)	(5,574)	(102,165)

Net cash used in investing activities	(13,014)	(5,574)	(102,165)
Cash flows from financing activities:
Proceeds of loans from offshore banks	—	212,353	140,978
Dividend distributed to shareholders	—	(200,875)	—
Payment for repurchase of shares	—	—	(17,240)

Net cash provided by financing activities	—	11,478	123,738

Net (decrease) increase in cash and cash equivalents	(14,951)	1,011	6,905

Cash and cash equivalents at beginning of year	24,614	9,663	10,674

Cash and cash equivalents at end of year	9,663	10,674	17,579